Exhibit 99.1

World Omni Auto Receivables Trust 2019-C

Monthly Servicer Certificate

November 30, 2020

Dates Covered
Collections Period	11/01/20 - 11/30/20
Interest Accrual Period	11/16/20 - 12/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	12/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/20	687,867,236.29	36,180
Yield Supplement Overcollateralization Amount 10/31/20	24,202,205.67	0
Receivables Balance 10/31/20	712,069,441.96	36,180
Principal Payments	26,862,038.88	702
Defaulted Receivables	1,383,205.94	60
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/20	22,847,452.77	0
Pool Balance at 11/30/20	660,976,744.37	35,418

Pool Statistics	$ Amount	# of Accounts
Pool Factor	60.76%
Prepayment ABS Speed	1.52%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	7,137,924.47	308
Past Due 61-90 days	1,714,445.91	79
Past Due 91-120 days	324,536.52	17
Past Due 121+ days	0.00	0
Total	9,176,906.90	404

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.34%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.30%
Delinquency Trigger Occurred	NO

Recoveries	577,274.34
Aggregate Net Losses/(Gains) - November 2020	805,931.60
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.36%
Prior Net Losses Ratio	0.63%
Second Prior Net Losses Ratio	0.45%
Third Prior Net Losses Ratio	0.00%
Four Month Average	0.61%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.55%

Overcollateralization Target Amount	7,601,232.56
Actual Overcollateralization	7,601,232.56
Weighted Average APR	4.59%
Weighted Average APR, Yield Adjusted	6.41%
Weighted Average Remaining Term	50.35

Flow of Funds	$ Amount
Collections	34,510,907.59
Investment Earnings on Cash Accounts	1,410.13
Servicing Fee(1)	(593,391.20)
Transfer to Collection Account	-
Available Funds	33,918,926.52

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	986,229.61
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,780,018.70
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,601,232.56
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,871,645.65
(12) Collection Account Redeposits	4,388,000.00

Total Distributions of Available Funds	33,918,926.52

Servicing Fee	593,391.20
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 11/16/20	679,956,763.07
Principal Paid	26,581,251.26
Note Balance @ 12/15/20	653,375,511.81

Class A-1
Note Balance @ 11/16/20	0.00
Principal Paid	0.00
Note Balance @ 12/15/20	0.00
Note Factor @ 12/15/20	0.0000000%

Class A-2a
Note Balance @ 11/16/20	177,068,294.69
Principal Paid	21,964,477.71
Note Balance @ 12/15/20	155,103,816.98
Note Factor @ 12/15/20	50.1564536%

Class A-2b
Note Balance @ 11/16/20	37,218,468.38
Principal Paid	4,616,773.55
Note Balance @ 12/15/20	32,601,694.83
Note Factor @ 12/15/20	50.1564536%

Class A-3
Note Balance @ 11/16/20	336,770,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	336,770,000.00
Note Factor @ 12/15/20	100.0000000%

Class A-4
Note Balance @ 11/16/20	80,300,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	80,300,000.00
Note Factor @ 12/15/20	100.0000000%

Class B
Note Balance @ 11/16/20	32,400,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	32,400,000.00
Note Factor @ 12/15/20	100.0000000%

Class C
Note Balance @ 11/16/20	16,200,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	16,200,000.00
Note Factor @ 12/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,078,029.61
Total Principal Paid	26,581,251.26
Total Paid	27,659,280.87

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	289,211.55
Principal Paid	21,964,477.71
Total Paid to A-2a Holders	22,253,689.26

Class A-2b
One-Month Libor	0.14088%
Coupon	0.37088%
Interest Paid	11,119.56
Principal Paid	4,616,773.55
Total Paid to A-2b Holders	4,627,893.11

Class A-3
Coupon	1.96000%
Interest Paid	550,057.67
Principal Paid	0.00
Total Paid to A-3 Holders	550,057.67

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.0007423
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.6755579
Total Distribution Amount	25.6763002

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.9352333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	71.0272853
Total A-2a Distribution Amount	71.9625186

A-2b Interest Distribution Amount	0.1710702
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	71.0272854
Total A-2b Distribution Amount	71.1983556

A-3 Interest Distribution Amount	1.6333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6333333

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	104.59
Noteholders' Third Priority Principal Distributable Amount	609.45
Noteholders' Principal Distributable Amount	285.96

Account Balances	$ Amount
Reserve Account
Balance as of 11/16/20	2,699,840.43
Investment Earnings	331.97
Investment Earnings Paid	(331.97)
Deposit/(Withdrawal)	-
Balance as of 12/15/20	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,077,106.80	$4,627,316.51	$4,790,170.72
Number of Extensions	159	184	185
Ratio of extensions to Beginning of Period Receivables Balance	0.57%	0.62%	0.62%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.